Segmented information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets	$ 8,257	$ 53,280
CANADA
Assets	7,226	13,263
Other [Member]
Assets	1,031	784
UNITED STATES
Assets	$ 0	$ 39,233